Shareholder's Equity (Summary Of Stock Option Award Activity) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation weighted-average remaining life	4.3
Share-based compensation weighted-average exercisable remaining life	2.9
Share-based compensation arrangement aggregate intrinsic value	$ 265
Share-based compensation arrangement exercisable aggregate intrinsic value	$ 148
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	13,617
Granted, Shares	5,022
Exercised, Shares	(3,177)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(2,142)
Outstanding at January 31, 2012, Shares	13,320
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 52.33
Granted, Weighted-Average Exercise Price	$ 55.03
Exercised, Weighted-Average Exercise Price	$ 51.26
Forfeited or expired, Weighted-Average Exercise Price	$ 52.55
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 53.56
Unrecognized compensation weighted-average period, years	2.3
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	16,838
Granted, Shares	5,826
Exercised, Shares	(3,733)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,310)
Outstanding at January 31, 2012, Shares	17,621
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 47.71
Granted, Weighted-Average Exercise Price	$ 47.13
Exercised, Weighted-Average Exercise Price	$ 47.26
Forfeited or expired, Weighted-Average Exercise Price	$ 47.92
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 47.76
Unrecognized compensation weighted-average period, years	2.0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at February 1, 2011, Shares	33,386	[1]
Granted, Shares	2,042	[1]
Exercised, Shares	(13,793)	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,483)	[1]
Outstanding at January 31, 2012, Shares	20,152	[1]
Exercisable at January 31, 2012, Shares	13,596	[1]
Outstanding at February 1, 2011, Weighted-Average Exercise Price	$ 49.35	[1]
Granted, Weighted-Average Exercise Price	$ 42.90	[1]
Exercised, Weighted-Average Exercise Price	$ 50.22	[1]
Forfeited or expired, Weighted-Average Exercise Price	$ 48.01	[1]
Outstanding at January 31, 2012, Weighted-Average Exercise Price	$ 48.21	[1]
Exercisable at January 31, 2012, Weighted-Average Exercise Price	$ 50.49	[1]
Unrecognized compensation weighted-average period, years	1.0

[1]	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.